Note 5 - Land, Property and Equipment - Land, Property and Equipment (Details) - CAD ($)		12 Months Ended
		Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Balance		$ 1,818,483
Balance		1,790,650	$ 1,818,483
Balance		(1,818,483)
Balance		(1,790,650)	(1,818,483)
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance		2,973,653	3,011,822
Disposal of equipment		(62,965)	(31,471)
Change in reclamation estimate		4,543	6,720
Impact of foreign currency translation		(89,441)	(13,418)
Additions(1)	[1]	212,104
Balance		3,103,688	2,973,653
Balance		(2,973,653)	(3,011,822)
Disposal of equipment		62,965	31,471
Impact of foreign currency translation		89,441	13,418
Balance		(3,103,688)	(2,973,653)
Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance		65,794
Balance			65,794
Balance		(65,794)
Balance			(65,794)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance		(1,155,170)	(984,819)
Disposal of equipment		62,965	31,471
Impact of foreign currency translation		54,330	11,590
Balance		(1,313,038)	(1,155,170)
Balance		1,155,170	984,819
Disposal of equipment		(62,965)	(31,471)
Depreciation		275,163	213,412
Impact of foreign currency translation		(54,330)	(11,590)
Balance		1,313,038	1,155,170
Land [member]
Statement Line Items [Line Items]
Balance		1,007,981
Balance		1,027,901	1,007,981
Balance		(1,007,981)
Balance		(1,027,901)	(1,007,981)
Land [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance		1,007,981	1,008,891
Disposal of equipment
Change in reclamation estimate
Impact of foreign currency translation		(22,795)	(910)
Additions(1)	[1]	42,715
Balance		1,027,901	1,007,981
Balance		(1,007,981)	(1,008,891)
Disposal of equipment
Impact of foreign currency translation		22,795	910
Balance		(1,027,901)	(1,007,981)
Land [member] | Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance
Balance
Balance
Balance
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance
Disposal of equipment
Impact of foreign currency translation
Balance
Balance
Disposal of equipment
Depreciation
Impact of foreign currency translation
Balance
Buildings and camp structures [member]
Statement Line Items [Line Items]
Balance		738,499
Balance		633,756	738,499
Balance		(738,499)
Balance		(633,756)	(738,499)
Buildings and camp structures [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance		1,176,058	1,170,394
Disposal of equipment
Change in reclamation estimate		4,543	6,720
Impact of foreign currency translation		(25,488)	(1,056)
Additions(1)	[1]
Balance		1,155,113	1,176,058
Balance		(1,176,058)	(1,170,394)
Disposal of equipment
Impact of foreign currency translation		25,488	1,056
Balance		(1,155,113)	(1,176,058)
Buildings and camp structures [member] | Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance
Balance
Balance
Balance
Buildings and camp structures [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance		(437,559)	(325,537)
Disposal of equipment
Impact of foreign currency translation		12,675	295
Balance		(521,357)	(437,559)
Balance		437,559	325,537
Disposal of equipment
Depreciation		96,473	112,317
Impact of foreign currency translation		(12,675)	(295)
Balance		521,357	437,559
Office equipment [member]
Statement Line Items [Line Items]
Balance		3,499
Balance		30,751	3,499
Balance		(3,499)
Balance		(30,751)	(3,499)
Office equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance		117,254	123,225
Disposal of equipment		(1,388)
Change in reclamation estimate
Impact of foreign currency translation		(14,705)	(5,971)
Additions(1)	[1]	36,397
Balance		137,558	117,254
Balance		(117,254)	(123,225)
Disposal of equipment		1,388
Impact of foreign currency translation		14,705	5,971
Balance		(137,558)	(117,254)
Office equipment [member] | Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance
Balance
Balance
Balance
Office equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance		(113,755)	(118,386)
Disposal of equipment		1,388
Impact of foreign currency translation		14,387	5,967
Balance		(106,807)	(113,755)
Balance		113,755	118,386
Disposal of equipment		(1,388)
Depreciation		8,827	1,336
Impact of foreign currency translation		(14,387)	(5,967)
Balance		106,807	113,755
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance
Balance		96,643
Balance
Balance		(96,643)
Right-of-use assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance
Disposal of equipment
Change in reclamation estimate
Impact of foreign currency translation		(1,579)
Additions(1)	[1]	132,992
Balance		197,207
Balance
Disposal of equipment
Impact of foreign currency translation		1,579
Balance		(197,207)
Right-of-use assets [member] | Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance		65,794
Balance			65,794
Balance		(65,794)
Balance			(65,794)
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance
Disposal of equipment
Impact of foreign currency translation		1,639
Balance		(100,564)
Balance
Disposal of equipment
Depreciation		102,203
Impact of foreign currency translation		(1,639)
Balance		100,564
Exploration equipment [Member]
Statement Line Items [Line Items]
Balance		29,810
Balance		1,599	29,810
Balance		(29,810)
Balance		(1,599)	(29,810)
Exploration equipment [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance		306,882	341,800
Disposal of equipment		(61,577)	(31,471)
Change in reclamation estimate
Impact of foreign currency translation		(13,331)	(3,447)
Additions(1)	[1]
Balance		231,974	306,882
Balance		(306,882)	(341,800)
Disposal of equipment		61,577	31,471
Impact of foreign currency translation		13,331	3,447
Balance		(231,974)	(306,882)
Exploration equipment [Member] | Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance
Balance
Balance
Balance
Exploration equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance		(277,072)	(270,206)
Disposal of equipment		61,577	31,471
Impact of foreign currency translation		13,628	3,381
Balance		(230,375)	(277,072)
Balance		277,072	270,206
Disposal of equipment		(61,577)	(31,471)
Depreciation		28,508	41,718
Impact of foreign currency translation		(13,628)	(3,381)
Balance		230,375	277,072
Vehicles [member]
Statement Line Items [Line Items]
Balance		38,694
Balance			38,694
Balance		(38,694)
Balance			(38,694)
Vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance		365,478	367,512
Disposal of equipment
Change in reclamation estimate
Impact of foreign currency translation		(11,543)	(2,034)
Additions(1)	[1]
Balance		353,935	365,478
Balance		(365,478)	(367,512)
Disposal of equipment
Impact of foreign currency translation		11,543	2,034
Balance		(353,935)	(365,478)
Vehicles [member] | Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance
Balance
Balance
Balance
Vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance		(326,784)	(270,690)
Disposal of equipment
Impact of foreign currency translation		12,001	1,947
Balance		(353,935)	(326,784)
Balance		326,784	270,690
Disposal of equipment
Depreciation		39,152	58,041
Impact of foreign currency translation		(12,001)	(1,947)
Balance		$ 353,935	$ 326,784

[1]	Additions under right-of-use assets includes $58,591 pertaining to a lease modification for office space.